RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2015
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 14:-    RELATED PARTY BALANCES AND TRANSACTIONS

The Company provides research and development services to Neviah in consideration for pre-scheduled determined fees. As of December 31, 2015, 2014 and 2013 the Company recognized revenue from the agreement with Neviah in total amount of $ 32, $ 212 and $ 260, respectively.